                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------
                                      CREDIT | ASSET
                                      SUISSE | MANAGEMENT


                                   SEMIANNUAL
                                     REPORT

                                  JUNE 30, 2001
                                   (UNAUDITED)


                          CREDIT SUISSE WARBURG PINCUS
                                CASH RESERVE FUND

                                        -

                          CREDIT SUISSE WARBURG PINCUS
                            NEW YORK TAX EXEMPT FUND


More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Credit Suisse Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER, SUB-INVESTMENT ADVISER, AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. THE FUNDS' YIELDS WILL FLUCTUATE. EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE WARBURG PINCUS CASH RESERVE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2001


                                                                  August 2, 2001

Dear Shareholder:

   The January-through-June period was one of economic uncertainty and stock-market volatility. The Federal Reserve (the "Fed"), concerned about the slowing economy, lowered short-term interest rates by 275 basis points during the period. However, investors ultimately were wary of stocks and risk in general, with most major equity indexes finishing the period with year-to-date losses.

   Money market funds were frequent beneficiaries of the uncertainty in terms of asset flows. Demand for liquid, short-term securities was often high, although investors periodically exited money market funds after receiving encouraging economic data. Credit Suisse Warburg Pincus Cash Reserve Fund (the "Fund") had total net assets of approximately $290.5 million on June 30, 2001, compared with about $343.6 million at the start of the period.

   We extended the Fund's maturity during the period. Our decision to lengthen was based on our view (correct, as it turned out) that the Fed would aggressively reduce rates. The Fund's average weighted maturity rose from 37 days on December 31, 2000 to 56 days as of June 30. The Fund's annualized yield for the seven-day period ended June 30, 2001 was 3.48% (without waivers and reimbursements).

   The Fund will continue to emphasize high quality securities in an effort to provide competitive returns without comprising safety or stability of principal. We appreciate your continued support and investment in the Fund.


Brian Lockwood
Vice President
Credit Suisse Asset Management, LLC

---------------
*  Name changed from Warburg Pincus Cash Reserve Fund effective March 26, 2001.

CREDIT SUISSE WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2001


                                                                  August 2, 2001

Dear Shareholder:

   New York State benefits from its broad and diverse economic base and its substantial wealth and resources. The State's economy continues to grow, although at a slower pace than a year ago. New York's private sector job count reached an all-time high in May, 2001. Over the last year, New York's payroll growth rate has outpaced the national growth rate by more than double. The May 2001 unemployment rate was 4.3%, down from the prior year and slightly below the national rate of 4.4%. The growing economy, combined with greater fiscal discipline, has improved the State's financial performance and resulted in surplus operations in each of the past six years; however, with signs of a slowdown looming, the State could be pressured due to the impact of back loaded tax cuts that have never been fully offset on the expenditure side.

   New York City's long expansion has also brought City growth rates above national rates. However, the slowing of the national economy and a decline in wealth due to falling stock prices are being felt in weakened revenue collections. This, combined with pending collective bargaining contracts, will probably make a balanced budget more difficult to attain in fiscal 2002. The City, like the State, will need to address significant budgetary hurdles in both its operating and capital plans.

   The national economy witnessed a dramatic slowdown in the first half of 2001. Declining consumer confidence, weakening sales and a recessionary environment in the manufacturing sector led the Federal Reserve, ("the Fed") to ease rates by a total of 150 basis points in the first quarter of 2001. Citing continued softening in capital investments, declining profitablity and weak consumption, the Fed eased rates an additional 125 basis points in the second quarter of 2001.

   Assets for the Credit Suisse Warburg Pincus New York Tax Exempt Fund closed the six months ended June 30, 2001 at $176.7 million. With the aggressive easing stance taken by the Fed during the first half of the year, the Fund looked for what it deemed to be attractive opportunities to invest further out along the yield curve. The Fund was able to increase its position in several attractively priced short-term bonds and general market notes. The average weighted maturity of the Fund stood at 45 days and the 7-day annualized yield (without waivers and reimbursements) was 2.31% on June 30.

   The Fund seeks to continue to provide investors with as high a level of current interest income that is exempt from federal, New York State and New

CREDIT SUISSE WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (cont'd)
June 30, 2001

York City personal income taxes as is consistent with the preservation of capital and liquidity. We appreciate your continued support and investment in the Fund.


James P. McCaughan
Chairman
Credit Suisse Warburg Pincus Funds

(A portion of income may be subject to state and city taxes on the Federal Alternative Minimum Tax)

CREDIT SUISSE WARBURG PINCUS CASH RESERVE FUND
SCHEDULE OF INVESTMENTS
June 30, 2001 (Unaudited)

                                                                   RATINGS
     PAR                                                        (S&P/MOODY'S)        MATURITY       RATE%           VALUE
     ---                                                        -------------        --------       -----           -----
AGENCY OBLIGATIONS (17.8%)
   5,000,000  Federal Farm Credit Bank                           (AAA , Aaa)         05/01/02       5.250       $  5,053,215
   5,000,000  Federal Home Loan Bank                             (AAA , Aaa)         09/19/01       6.500          5,025,894
   3,000,000  Federal Home Loan Bank                             (AAA , Aaa)         05/15/02       7.250          3,084,114
  11,000,000  Freddie Mac                                        (AAA , Aaa)         12/28/01       6.630         11,128,384
  10,000,000  Freddie Mac Discount Note                          (AAA , Aaa)         09/13/01       4.575          9,909,966
  10,000,000  Sallie Mae Floating Rate Note(1,2)                 (AAA , Aaa)         10/18/01       3.951         10,000,000
   7,500,000  Sallie Mae Discount Note                           (AAA , Aaa)         07/02/01       4.688          7,499,042
                                                                                                                ------------
TOTAL AGENCY OBLIGATIONS
   (Cost $51,700,615)                                                                                             51,700,615
                                                                                                                ------------
CERTIFICATES OF DEPOSIT (20.9%)
BANKS (20.9%)
  15,000,000  Canadian Imperial Bank                              (NA , NA)          12/24/01       4.205         15,000,000
  15,000,000  Citibank Capital Markets                           (AA- , AA2)         08/01/01       4.230         15,000,000
   5,500,000  Credit Agricol IN NY                                (NA , NA)          03/28/02       4.620          5,499,114
  15,000,000  Dresdner Bank                                       (NA , NA)          07/18/01       5.490         15,002,218
  10,300,000  Lloyds Bank PLC                                     (NA , NA)          08/30/01       3.920         10,302,456
                                                                                                                ------------
                                                                                                                  60,803,788
                                                                                                                ------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $60,803,788)                                                                                             60,803,788
                                                                                                                ------------
COMMERCIAL PAPER (57.8%)
AEROSPACE (3.4%)
  10,000,000  British Aerospace                                  (A-1 , P-1)         07/02/01       4.180          9,998,839
                                                                                                                ------------
AGRICULTURE (3.4%)
  10,000,000  Monsanto Co.                                       (A1+ , P1)          07/27/01       4.660          9,966,344
                                                                                                                ------------
ASSET BACKED SECURITIES (11.7%)
  10,000,000  Lexington Parker                                    (A1 , NR)          07/11/01       3.900          9,989,167
  14,000,000  Preferred Receivables Funding Corp.                 (A1 , P-1)         07/30/01       3.840         13,956,693
  10,000,000  Windmill Funding                                   (A1+ , P-1)         07/09/01       4.030          9,991,044
                                                                                                                ------------
                                                                                                                  33,936,904
                                                                                                                ------------
BANKS (25.6%)
  11,000,000  Banque Generale Luxembourg                         (A-1+ , NR)         07/12/01       4.000         10,986,556
  11,000,000  Depfa-Bank Europe PLC                               (A1 , NR)          09/14/01       3.930         10,909,937
  15,000,000  Goldman Sachs                                     (A-1+ , P-1)         07/10/01       4.000         14,985,000
   5,000,000  Halifax PLC                                        (A1+ , NR)          10/12/01       3.600          4,948,500
  15,000,000  J.P. Morgan Chase & Co.                            (A-1 , P-1)         07/19/01       3.920         14,970,600
   7,550,000  National Australia Funding                        (A-1+ , P-1)         07/06/01       4.070          7,545,732
  10,000,000  UBS Finance                                       (A-1+ , P-1)         07/02/01       4.140          9,998,850
                                                                                                                ------------
                                                                                                                  74,345,175
                                                                                                                ------------
FINANCE (10.9%)
  11,297,000  General Electric Capital                           (A1+ , P-1)         07/09/01       3.820         11,287,410
  10,600,000  KFW International Finance                         (A-1+ , P-1)         08/15/01       4.450         10,541,038
  10,000,000  Sigma Finance, Inc.                                (A1+ , P1)          11/20/01       3.920          9,845,378
                                                                                                                ------------
                                                                                                                  31,673,826
                                                                                                                ------------
INDUSTRIAL - OTHERS (2.8%)
   8,000,000  Caterpillar Finance                                (A-1 , P-1)         07/02/01       4.150          7,999,078
                                                                                                                ------------
TOTAL COMMERCIAL PAPER
   (Cost $167,920,166)                                                                                           167,920,166
                                                                                                                ------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (cont'd)
June 30, 2001 (Unaudited)


                                                                   RATINGS
     PAR                                                        (S&P/MOODY'S)        MATURITY       RATE%           VALUE
     ---                                                        -------------        --------       -----           -----
TIME DEPOSIT (3.5%)
  10,185,000  Societe Generale (Cost $10,185,000)                 (NR , NR)          07/02/01       4.000       $ 10,185,000
                                                                                                                ------------

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $290,609,569(2))                                                       290,609,569

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                                                         (66,977)
                                                                                                                ------------

NET ASSETS (100.0%)                                                                                             $290,542,592
                                                                                                                ============

                     Average Weighted Maturity -- 56.00 days
                            INVESTMENT ABBREVIATION
                                 NR = Not Rated

--------------------------------------------------------------------------------
(1) The interest rate is as of June 30, 2001 and the maturity date is later of the next interest readjustment date or the date the principal amount can be recovered through demand.
(2) Also cost for federal tax purposes.





                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2001 (Unaudited)

                                                                   RATINGS
     PAR                                                        (S&P/MOODY'S)        MATURITY       RATE%           VALUE
     ---                                                        -------------        --------       -----           -----
MUNICIPAL BONDS (99.6%)
NEW YORK (99.5%)
  $1,380,000  Auburn, New York IDA Revenue Bond
               Series 1997 (Fat Tire, LLC Project)
               (Key Corp. Bank N.A. LOC) VRDN(1)                  (NR , NR)          08/16/01       4.400       $  1,380,000
   1,400,000  Babylon, New York IDA Series 1994
               (J. D'addario & Company, Inc.)
               (National Westminster LOC) VRDN(1)                (NR , VMIG1)        08/16/01       4.100          1,400,000
     819,000  Beacon, New York BAN                                (NR , NR)          08/17/01       3.500            819,282
   1,455,400  Benton, New York BAN                                (NR , NR)          11/15/01       4.650          1,456,704
   2,000,000  Chautauqua County IDA Series 1985
               (The Red Wing Co. Project)
               (Wachovia Bank of Georgia LOC) VRDN(1)             (NR , Aa3)         08/16/01       4.170          2,000,000
   4,000,000  Chautauqua County Industrial
               Development Agency                                 (NR , NR)          04/26/02       3.350          4,007,307
   2,000,000  Chautauqua County Industrial
               Development Agency New York
               Industrial Revenue Bonds Red Wing Company
               Series 1985 (Aa2)                                  (NR , NR)          04/26/02       3.500          2,006,029
     575,000  Islip, NY, General Obligation Unlimited             (AA , AA3)         06/15/02       4.000            582,004
   3,800,000  Jay Str Dev Corp NY Cts Fac Courts Facility
               Lease Revenue Bond Series 2001 A-1
               (Morgan Guaranty LOC)                            (A-1+ , VMIG1)       08/16/01       2.750          3,800,000
   2,000,000  Lancaster, New York IDA Revenue Bond
               Series 1997 (Jiffy-Tite Co., Inc.)
               (Key Corp. Bank N.A. LOC) VRDN(1)                  (NR , NR)          08/16/01       4.400          2,000,000
   1,000,000  Levittown, NY, Union Free School District           (NR , NR)          06/19/02       3.250          1,005,173
   3,000,000  Liverpool, New York Central School District
               RAN Series 2000                                    (NR , A2)          07/12/01       4.850          3,000,302
   1,500,000  Long Island Power Authority of New York
               Electric System Revenue Bond Series 1998-7A
               (MBIA Insurance LOC) VRDN(1)                     (A-1+ , VMIG1)       08/16/01       3.900          1,500,000
   5,500,000  Long Island Power Authority of New York
               Electric System Revenue Bond Series 1998-7B
               (MBIA Insurance LOC) VRDN(1)                     (A-1+ , VMIG1)       08/16/01       3.800          5,500,000
   2,000,000  Long Island Power Authority of New York
               Electric System Revenue Bonds                     (A-1+ , P-1)        08/08/01       2.500          2,000,000
     250,000  Metropolitan Transit Authority                     (AAA , AAA)         07/01/02       6.250            263,464
   1,630,000  Monroe County, New York DA Series 1999
               (Windsor Manufacturing Co., Inc.)
               (Key Corp. Bank N.A. LOC) VRDN(1)                  (NR , NR)          08/16/01       4.400          1,630,000
   2,450,000  Monroe County, New York IDA Series 1984
               (Electronic Navigational Industries, Inc.
               Facilities)                                       (AA- , NR)          08/06/01       4.600          2,450,000
     560,000  Monroe County, New York IDA Series 1988 B
               (JMT Properties) (Star Banc Corp LOC) VRDN(1)      (NR , P1)          08/16/01       4.400            560,000
   5,000,000  New Rochelle, New York City School District
               Bond Anticipation Notes, Series-A                 (NR , MIG1)         12/31/01       4.500          5,032,052
   4,880,000  New York & New Jersey Port Authority               (A-1 , P-1)         07/06/01       2.900          4,880,000
   1,000,000  New York City 7-Day Tender Option
               Bond Tender To Citibank Underlying Bond
               NYC GO 8.25 Due 6/1/17
               (Escrowed IN U.S. Treasuries LOC) VRDN(1)          (NR , NR)          08/16/01       4.140          1,000,000
   1,100,000  New York City General Obligation
               (Banque Paribas LOC)                             (A-1+ , VMIG1)       08/16/01       3.100          1,100,000


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (cont'd)
June 30, 2001 (Unaudited)

                                                                   RATINGS
     PAR                                                        (S&P/MOODY'S)        MATURITY       RATE%           VALUE
     ---                                                        -------------        --------       -----           -----
MUNICIPAL BONDS (CONT'D)
    $900,000  New York City General Obligation
               (LOC Morgan Guaranty) VRDN Adj Subser B-3
               (Morgan Guaranty LOC)(1)                         (A-1+ , VMIG1)       08/10/01       3.250       $    900,000
   7,500,000  New York City General Obligation
               Bond Series 1992 D
               (FGIC Insurance LOC) VRDN(1)                     (A-1+ , VMIG1)       08/16/01       4.650          7,500,000
   1,200,000  New York City General Obligation
               Bond Series 1992 D
               (FGIC Insurance LOC) VRDN(1)                     (A-1+ , VMIG1)       08/16/01       4.150          1,200,000
   2,500,000  New York City General Obligation
               Bond Series 1993 A4
               (Chase Manhattan LOC) VRDN(1)                    (A-1+ , VMIG1)       08/16/01       4.250          2,500,000
   2,300,000  New York City General Obligation
               Bond Series 1993 E6
               (FGIC Insurance LOC) VRDN(1)                     (A-1+ , VMIG1)       08/16/01       4.250          2,300,000
   5,660,000  New York City General Obligation Bond
               Series 1995 F4 (Landesbank Hessen-Thuringen
               LOC) VRDN(1)                                     (A-1+ , VMIG1)       08/16/01       4.000          5,660,000
   3,000,000  New York City General Obligation Bond
               Series 1995 F6 (Morgan Guaranty LOC) VDRN(1)     (A-1+ , VMIG1)       08/20/01       4.100          3,000,000
     800,000  New York City General Obligation Bond
               Series 1996 J3 (Morgan Guaranty LOC) VRDN(1)     (A-1+ , VMIG1)       08/15/01       4.000            800,000
   1,700,000  New York City General Obligation Bonds
               (MBIA Insurance LOC)                             (A-1+ , VMIG1)       06/13/01       3.200          1,700,000
     900,000  New York City General Obligation Bonds
               Fiscal 1994 H-3                                  (A-1+ , VMIG1)       08/16/01       3.100            900,000
   1,700,000  New York City General Obligation Daily
               VRDN Series E-5 (Sumitomo Bank LOC)(1)           (A-1+ , VMIG1)       08/16/01       5.600          1,700,000
     500,000  New York City General Obligation Series A10
               (LOC Sumitomo Bank) VRDN
               (Morgan Guaranty LOC)(1)                         (A-1+ , VMIG1)       08/16/01       3.150            500,000
     400,000  New York City General Obligation
               VRDN Series C (LOC Morgan Guaranty Trust)
               (Morgan Guaranty LOC)(1)                         (A-1+ , VMIG1)       08/10/01       3.250            400,000
   3,000,000  New York City General Obligation,
               Series A7 VRDN (Morgan Guaranty LOC)             (A-1+ , VMIG1)       08/16/01       3.150          3,000,000
   2,370,000  New York City Health and Hospitals Corp.
               Health System Revenue Bond Series 1997 A
               (Morgan Guaranty LOC) VRDN(1)                    (A-1+ , VMIG1)       08/16/01       4.600          2,370,000
   2,825,000  New York City Health and Hospitals Corp.
               Health System Revenue Bond Series 1997 E
               (Bank of New York LOC) VRDN(1)                   (A-1+ , VMIG1)       08/15/01       3.800          2,825,000
   5,890,000  New York City Health and Hospitals Corp.
               Health System Revenue Bonds Series 1997 F
               (Commerzbank LOC) VRDN(1)                        (A-1+ , VMIG1)       08/16/01       4.450          5,890,000
   1,500,000  New York City Housing Development Corp.
               Multi-Family Rental Housing Revenue Bond
               Series 1995 A (Columbus Apartments)
               (Federal National Mortgage Association LOC)
               VDRN(1)                                            (A-1+ , NR)        08/15/01       3.800          1,500,000
   2,700,000  New York City Housing Development Corp.
               Multi-Family Rental Housing Revenue Bond
               Series 1997 A (Monterey)
               (Federal National Mortgage Association LOC)
               VRDN(1)                                            (A-1+ , NR)        08/16/01       3.800          2,700,000

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (cont'd)
June 30, 2001 (Unaudited)

                                                                   RATINGS
     PAR                                                        (S&P/MOODY'S)        MATURITY       RATE%           VALUE
     ---                                                        -------------        --------       -----           -----
MUNICIPAL BONDS (CONT'D)
  $4,150,000  New York City Housing Development Corp.
               Multi-Family Rental Housing Revenue Bonds
               Series 1997 A (Carnegie Park) (Federal National
               Mortgage Association LOC) VRDN(1)                  (A-1+ , NR)        08/16/01       3.800       $  4,150,000
   1,800,000  New York City Municipal Security Trust Receipts
               Series 1997 SG109 (Kredietbank LOC) VRDN+          (A-1+ , NR)        08/16/01       4.180          1,800,000
   3,500,000  New York City Municipal Water Finance Authority
               Water and Sewer System, Revenue Bonds,
               Fiscal 1994 Series G (FGIC Insurance LOC)
               VRDN(1)                                           (A-1+ , VMIG1)      08/16/01       5.500          3,500,000
   1,200,000  New York City Transitional Finance Authority       (A-1+ , VMIG1)      08/16/01       3.200          1,200,000
   7,750,000  New York City Transitional Finance Authority
               Future Tax Secured Bond Series 1998 A-1
               (Society General LOC) VRDN(1)                     (A-1+ , VMIG1)      08/16/01       4.050          7,750,000
     890,000  New York City Transitional Finance Authority
               Future Tax Secured Bond Series 1998 A-1
               (Society General LOC) VRDN(1)                     (A-1+ , VMIG1)      08/16/01       4.050            890,000
   2,000,000  New York City Transitional Finance Authority
               (P-Floats-Pa) (823R)                               (NR , VMIG1)       03/29/02       3.050          2,000,000
     900,000  New York Metropolitan Transit Authority             (BBB+ , AAA)       07/01/02       6.625            948,219
   2,000,000  New York Metropolitan Transit Authority             (A-1+ , P-1)       07/06/01       2.550          2,000,000
   1,000,000  New York Metropolitan Transit Authority             (A-1+ , P-1)       07/06/01       2.800          1,000,000
     700,000  New York State Dormitory Authority
               Revenue Bond Series 1993 B
               (Metropolitan Museum of Art) VRDN(1)              (A-1+ , VMIG1)      08/16/01       3.900            700,000
   1,000,000  New York State Dormitory Authority
               Revenue Bond Series 1998 A
               (Rockefeller University) VRDN(1)                  (A-1+ , VMIG1)      08/16/01       3.900          1,000,000
   3,575,000  New York State Energy Research and
               Development Authority Pollution Control
               Revenue Bond Series 1994 D
               (New York State Electric & Gas)
               (Union Bank of Switzerland LOC) VRDN(1)           (A-1+ , VMIG1)      08/16/01       4.000          3,575,000
     400,000  New York State Energy Research and
               Development Authority Pollution Control
               Revenue Bond Series 1997 B
               (Rochester Gas & Electric)
               (MBIA Insurance LOC) VRDN(1)                      (A-1+ , VMIG1)      08/16/01       4.750            400,000
     210,000  New York State General Obligation
               Unlimited Prudential Securities                      (AA , A2)        03/01/02       5.000            212,609
   1,400,000  New York State Housing Finance Agency -
               6th Ave 750 Sixth Avenue Housing
               Revenue Bonds, Series 1999 A
               (Federal National Mortgage Assoc. LOC)             (NR , VMIG1)       08/16/01       3.050          1,400,000
   1,900,000  New York State Housing Finance Agency -
               750 Sixth Ave Series A                             (NR , VMIG1)       08/16/01       3.050          1,900,000
   7,600,000  New York State Housing Finance Agency -
               East 39th St. Related-East 39th Street
               Housing Revenue Bonds, Series 2000 A
               (Key Corp. Bank N.A. LOC)                          (NR , VMIG1)       08/16/01       3.350          7,600,000
   2,500,000  New York State Housing Finance Agency
               Revenue Bond Series 1997 A (Liberty View)
               (Federal National Mortgage Association LOC)
               VRDN(1)                                            (A-1+ , NR)        08/16/01       4.450          2,500,000

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (cont'd)
June 30, 2001 (Unaudited)

                                                                   RATINGS
     PAR                                                        (S&P/MOODY'S)        MATURITY       RATE%           VALUE
     ---                                                        -------------        --------       -----           -----
MUNICIPAL BONDS (CONT'D)
  $1,000,000  New York State Housing Finance Agency
               Revenue Bond Series 2000 A
               (Victory Housing) (Key Bank LOC) VRDN(1)          (NR , VMIG1)        08/16/01       4.700       $  1,000,000
   2,600,000  New York State Local Government Assistance
               Corp. Series 1994 B
               (Credit Suisse LOC) VRDN(1)                      (A-1+ , VMIG1)       08/20/01       3.800          2,600,000
     100,000  New York State Local Government
               Assistance Corp. Series 1995 E
               (Canadian Imperial Bank LOC) VRDN(1)             (A-1+ , VMIG1)       08/16/01       4.000            100,000
     400,000  New York State Medical Care Facilities
               Finance Agency (Lenox Hill Hospital Project)
               1990 Series A VRDN (Chemical Bank LOC)            (NR , VMIG1)        08/16/01       2.950            400,000
   1,000,000  New York State Power Authority Revenue
               and General Purpose Revenue Bond,
               Series 1985                                      (A-1+ , VMIG1)       09/04/01       4.300          1,000,000
     800,000  New York State Power Authority,
                Series 2000-5 (Morgan Guaranty LOC) VRDN(1)      (A+ , VMIG1)        08/16/01       4.500            800,000
   5,000,000  New York State Thruway                             (A-1+ , P-1)        12/10/01       2.800          5,000,000
   2,600,000  New York State Urban Development Corp.               (NR , NR)         07/01/01       2.510          2,600,000
   2,525,000  Onondaga County IDA Revenue Bond
               Series 2000 (Midstate Printing Corp.)
               (Key Corp. Bank N.A. LOC) VRDN(1)                   (NR , NR)         08/16/01       4.400          2,525,000
   1,350,000  Onondaga County IDA Revenue
               Bond Series 1998 (Plainville Turkey Farm, Inc.)
               (Key Corp. Bank N.A. LOC) VRDN+(1)                  (NR , NR)         08/16/01       4.400          1,350,000
   1,544,000  Onondaga, New York BAN                               (NR , NR)         03/22/02       3.500          1,548,303
   1,000,000  Oyster Bay Township, New York BAN                    (NR , NR)         09/28/01       5.000          1,001,166
   3,755,000  Port Authority of NY & NJ, Series 2000 Z
               (Merlots) (MBIA LOC) VRDN+(1)                     (AAA , VMIG1)       08/16/01       4.240          3,755,000
   1,000,000  St. Lawrence County, New York IDA
               Environmental Facilities Revenue
               Bond Series 1998 A
               (Aluminum Company of America) VRDN+(1)              (A+ , NR)         08/16/01       4.400          1,000,000
   7,000,000  Triborough Bridge & Tunnel Authority,
               New York, General Purpose BAN, Series A1          (SP-1+ , MIG1)      01/17/02       5.000          7,078,247
     220,000  Ulster County, New York, IDA Revenue Bond
               (Viking Industries, Inc. Project) Series 1998 A
               (Key Corp. Bank N.A. LOC) VRDN+(1)                  (NR , NR)         08/16/01       4.400            220,000
   2,500,000  Yonkers New York, Industrial Development
               Agency, Revenue Merlots, Series A01                (NR , VMIG1)       08/16/01       4.150          2,500,000
                                                                                                                ------------
             Total New York
              (Cost $175,720,861)                                                                                175,720,861
                                                                                                                ------------
PUERTO RICO (0.1%)
     200,000  Puerto Rico Industrial, Tourist, Medical,
               Education and Environmental Pollution Control
               Facilities Financing Authority (Ana G. Mendez
               Educational Foundation)
               (Bank of Tokyo LOC) VRDN(1)                         (A-2 , NR)        08/16/01       4.000            200,000
                                                                                                                ------------
TOTAL MUNICIPAL BONDS
   (Cost $175,920,861)                                                                                           175,920,861
                                                                                                                ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (cont'd)
June 30, 2001 (Unaudited)

                                                                                                                    VALUE
                                                                                                                    -----
TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $175,920,861(2))                                                      $175,920,861

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)                                                                        720,334
                                                                                                               ------------
NET ASSETS (100.0%)                                                                                            $176,641,195
                                                                                                               ============

                     Average Weighted Maturity -- 47.00 days
                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated
                          BAN = Bond Anticipation Note
                            GO = General Obligations
                       IDA = Industrial Development Agency
                             LOC = Letter of Credit
                         RAN = Revenue Anticipation Note
                        VRDN = Variable Rate Demand Note

--------------------------------------------------------------------------------
(1) The interest rate is as of June 30, 2001 and the maturity date is later of the next interest readjustment date or the date the principal amount can be recovered through demand.
(2) Also cost for federal income tax purposes.






                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)

                                                                                                           NEW YORK
                                                                                  CASH RESERVE FUND     TAX EXEMPT FUND
                                                                                  -----------------     ---------------
ASSETS
    Investments at value (Cost $290,609,569 and $175,920,861, respectively)          $290,609,569         $175,920,861
    Cash                                                                                      874                    0
    Interest receivable                                                                   891,468            1,129,696
    Other assets                                                                           38,063               11,341
                                                                                     ------------         ------------
       Total Assets                                                                   291,539,974          177,061,898
                                                                                     ------------         ------------
LIABILITIES
    Due to Custodian                                                                            0                1,235
    Advisory fee payable                                                                   66,862               32,618
    Administrative services fee payable                                                    24,736               14,866
    Dividend payable                                                                      889,058              343,022
    Accrued expenses payable                                                               16,726               28,962
                                                                                     ------------         ------------
       Total Liabilities                                                                  997,382              420,703
                                                                                     ------------         ------------
NET ASSETS
    Capital stock, $0.001 par value                                                       290,630              176,658
    Paid-in capital                                                                   290,338,466          176,472,511
    Accumulated net realized loss from investments                                        (86,504)              (7,974)
                                                                                     ------------         ------------
       Net Assets                                                                    $290,542,592         $176,641,195
                                                                                     ============         ============
NET ASSET VALUE
    Net assets                                                                       $290,542,592         $176,641,195
    Shares outstanding                                                                290,629,713          176,658,011
                                                                                     ------------         ------------
    Net asset value, offering price and redemption price per share                          $1.00                $1.00
                                                                                            =====                =====



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)

                                                                                                           NEW YORK
                                                                                  CASH RESERVE FUND     TAX EXEMPT FUND
                                                                                  -----------------     ---------------
INTEREST INCOME                                                                        $9,768,291           $2,963,989
                                                                                       ----------           ----------
EXPENSES
    Investment advisory fees                                                              594,498              232,108
    Sub-Investment advisory fees                                                          129,266              232,569
    Administrative services fees                                                          277,807               92,843
    Custodian fees                                                                         26,526               13,981
    Transfer agent fees                                                                    24,286                4,583
    Registration fees                                                                      19,683                6,827
    Printing fees                                                                          18,713               17,090
    Legal fees                                                                             15,639               10,329
    Audit fees                                                                             10,166                9,173
    Directors fees                                                                          7,755                7,446
    Insurance expense                                                                       4,459                2,518
    Miscellaneous expense                                                                   8,443                1,612
                                                                                       ----------           ----------
                                                                                        1,137,241              631,079
    Less: fees waived, expenses reimbursed and transfer agent fee offsets                (120,182)            (120,441)
                                                                                       ----------           ----------
      Total expenses                                                                    1,017,059              510,638
                                                                                       ----------           ----------
         Net investment income                                                          8,751,232            2,453,351
                                                                                       ----------           ----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                                  38,395               (3,696)
                                                                                       ----------           ----------
    Net increase in net assets resulting from operations                               $8,789,627           $2,449,655
                                                                                       ==========           ==========




                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS STATEMENTS OF CHANGES IN NET ASSETS

                                                                CASH RESERVE FUND               NEW YORK TAX EXEMPT FUND
                                                        ---------------------------------   --------------------------------
                                                        FOR THE SIX MONTHS     FOR THE      FOR THE SIX MONTHS     FOR THE
                                                               ENDED          YEAR ENDED           ENDED         YEAR ENDED
                                                           JUNE 30, 2001     DECEMBER 31,     JUNE 30, 2001     DECEMBER 31,
                                                            (UNAUDITED)          2000          (UNAUDITED)           2000
                                                        ------------------   ------------   ------------------  ------------
FROM OPERATIONS
    Net investment income                                 $   8,751,232     $   23,335,928    $   2,453,351     $   5,990,009
    Net realized gain (loss) from investments                    38,395             18,798           (3,696)                0
                                                          -------------     --------------    -------------     -------------
      Net increase in net assets resulting from
       operations                                             8,789,627         23,354,726        2,449,655         5,990,009
                                                          -------------     --------------    -------------     -------------
FROM DIVIDENDS
    Net investment income                                    (8,751,232)       (23,335,928)      (2,453,351)       (5,990,009)
                                                          -------------     --------------    -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                            834,734,573      3,124,804,878      227,409,915       398,494,447
    Reinvestment of dividends                                 4,910,760         14,473,214        1,046,569         2,970,040
    Net asset value of shares redeemed                     (892,763,822)    (3,259,645,159)    (249,355,326)     (385,762,447)
                                                          -------------     --------------    -------------     -------------
      Net increase (decrease) in net assets
       from capital share transactions:                     (53,118,489)      (120,367,067)     (20,898,842)       15,702,040
                                                          -------------     --------------    -------------     -------------
    Net increase (decrease) in net assets                   (53,080,094)      (120,348,269)     (20,902,538)       15,702,040

NET ASSETS
    Beginning of period                                     343,622,686        463,970,955      197,543,733       181,841,693
                                                          -------------     --------------    -------------     -------------
    End of period                                         $ 290,542,592     $  343,622,686    $ 176,641,195     $ 197,543,733
                                                          =============     ==============    =============     =============




                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                  FOR THE SIX
                                                  MONTHS ENDED          FOR THE YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2001      --------------------------------------
                                                   (UNAUDITED)         2000          1999          1998
                                                 --------------     ----------    ----------    ----------
PER-SHARE DATA
  Net asset value, beginning of period              $ 1.0000         $ 1.0000      $ 1.0000      $ 1.0000

INVESTMENT ACTIVITIES
  Net investment income                               0.0231           0.0592        0.0464        0.0499

LESS DIVIDENDS
  Dividends from net investment income               (0.0231)         (0.0592)      (0.0464)      (0.0499)
                                                    --------         --------      --------      --------
NET ASSET VALUE, END OF PERIOD                      $ 1.0000         $ 1.0000      $ 1.0000      $ 1.0000
                                                    ========         ========      ========      ========
    Total return                                        2.33%(2)         6.08%         4.74%         5.12%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)            $290,543         $343,623      $463,971      $429,978
    Ratio of expenses to average net assets(3)          0.56%(4)         0.57%         0.56%         0.56%
    Ratio of net investment income to
      average net assets                                4.73%(4)         5.87%         4.66%         5.00%
    Decrease reflected in above operating
      expense ratio due to
      waivers/reimbursements                            0.03%(4)         0.11%         0.12%         0.12%

--------------------------------------------------------------------------------
(1) In 1997, the fund changed its fiscal year-end to December 31.
(2) Non-annualized.
(3) Interest earned on cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the fund's net expense ratio by .01%, .02%, .01%, .01%, .00%, .00% and .01% for the six
    months ended June 30, 2001 and for each of the years or period ended December 31, 2000, 1999, 1998 and 1997 and the years ended February 28 and 29, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was 0.55% for the six months ended June 30, 2001 and for the years or period ended December 31, 2000, 1999, 1998 and 1997 and the years ended February 28 and 29, 1997 and 1996, respectively.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE PERIOD            FOR THE
                                                                  MARCH 1, 1997            YEAR ENDED
                                                                 TO DECEMBER 31,       FEBRUARY 28 OR 29,
                                                                     1997(1)           1997          1996
                                                                 ---------------     ---------    ----------
PER-SHARE DATA
  Net asset value, beginning of period                              $ 1.0000         $ 1.0000     $  1.0000

INVESTMENT ACTIVITIES
  Net investment income                                               0.0428           0.0492         .0543

LESS DIVIDENDS
  Dividends from net investment income                               (0.0428)(2)      (0.0492)       (.0543)
                                                                    --------         --------      --------
  Net asset value, end of period                                    $ 1.0000         $ 1.0000      $ 1.0000
                                                                    ========         ========      ========
    Total return                                                        4.28%(2)         5.03%         5.57%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                          $472,675         $416,735      $383,607
    Ratio of expenses to average net assets(3)                          0.55%(4)         0.55%         0.56%
    Ratio of net investment income to average net assets                5.11%(4)         4.93%         5.43%
    Decrease reflected in above operating expense ratio due to
      waivers/reimbursements                                            0.12%(4)         0.14%         0.16%

--------------------------------------------------------------------------------



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                       FOR THE SIX
                                                       MONTHS ENDED             FOR THE YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2001       ------------------------------------------
                                                        (UNAUDITED)         2000             1999             1998
                                                      --------------      --------         --------         --------
PER-SHARE DATA
  Net asset value, beginning of period                   $ 1.0000         $ 1.0000         $ 1.0000         $ 1.0000
  Net investment income                                    0.0131           0.0341           0.0267           0.0287

LESS DIVIDENDS
  Dividends from net investment income                    (0.0131)         (0.0341)         (0.0267)         (0.0287)
                                                         --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD                           $ 1.0000         $ 1.0000         $ 1.0000         $ 1.0000
                                                         ========         ========         ========         ========
      Total return                                           1.32%(2)         3.46%            2.70%            2.92%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)                 $176,641         $197,544         $181,842         $174,743
    Ratio of expenses to average net assets(3)               0.55%(4)         0.57%            0.56%            0.55%
    Ratio of net investment income to average
      net assets                                             2.63%(4)         3.39%            2.68%            2.86%
    Decrease reflected in above operating expense
      ratio due to waivers/reimbursements                    0.01%(4)         0.11%            0.13%            0.14%

--------------------------------------------------------------------------------
(1) In 1997, the fund changed its fiscal year-end to December 31.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the fund's net expense ratio by .00%, .02%, .01%, .00%, .00%, .00% and .01%
    for each of the six months ended June 30, 2001 and for each of the years or period ended December 31, 2000, 1999, 1998 and 1997 and the year ended February 28 and 29, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was .55% for the six months ended
    June 30, 2001 and for each of the years or period ended December 31, 2000, 1999, 1998 and 1997 and the year ended February 28 and 29, 1997 and 1996, respectively.
(4) Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE PERIOD                    FOR THE
                                                                 MARCH 1, 1997                  YEAR ENDED
                                                                TO DECEMBER 31,             FEBRUARY 28 OR 29,
                                                                    1997(1)              1997                1996
                                                                ---------------       ----------          ----------
PER-SHARE DATA
  Net asset value, beginning of period                             $ 1.0000            $ 1.0000            $1.0000
  Net investment income                                              0.0261              0.0288             0.0326

LESS DIVIDENDS
  Dividends from net investment income                              (0.0261)            (0.0288)           (0.0326)
                                                                   --------            --------            -------
  Net asset value, end of period                                   $ 1.0000            $ 1.0000            $1.0000
                                                                   ========            ========            =======
      Total return                                                     2.64%(2)            2.92%              3.31%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                         $151,173            $124,191            $96,584
    Ratio of expenses to average net assets(3)                         0.55%(4)            0.55%              0.56%(4)
    Ratio of net investment income to average net assets               3.12%(4)            2.88%              3.24%
  Decrease reflected in above operating expense
    ratio due to waivers/reimbursements                                0.12%(4)            0.17%              0.27%

--------------------------------------------------------------------------------






                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (Unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Warburg Pincus Cash Reserve Fund, formerly the Warburg Pincus Cash Reserve Fund, ("Cash Reserve") and Credit Suisse Warburg Pincus New York Tax Exempt Fund, formerly the Warburg Pincus New York Tax Exempt Fund, ("New York Tax Exempt") (each, a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies.

   The investment objective of the Cash Reserve Fund is to provide investors with high current income consistent with liquidity and stability of principal. The investment objective of the New York Tax Exempt Fund is to provide investors with as high a level of current interest income exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity.

   New York State and New York City have at times faced serious economic problems that have adversely affected New York municipal issuers. The default or credit-rating downgrade of one of these issuers could affect the market value and marketability of all New York municipal securities and hurt New York Tax Exempt's yield or share price. As a result, the Fund may be riskier than a more geographically diversified municipal money-market fund.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined twice daily as of noon and the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued under the amortized cost method, which approximates market value, unless a Fund's Board of Directors determines that using this method would not reflect an investment's value. Amortized cost involves valuing a Fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although Cash Reserve may declare and pay short-term

CREDIT SUISSE WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS NOTES TO FINANCIAL STATEMENTS (cont'd)
June 30, 2001 (Unaudited)


capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) REPURCHASE AGREEMENTS -- Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management, LLC ("CSAM"), which is an indirect wholly-owned U.S. subsidiary of Credit Suisse Group, serves as each Fund's investment adviser. For its investment advisory services for Cash Reserve until February 13, 2001, CSAM received a fee calculated at an annual rate of .25% of the Fund's average daily net assets. Pursuant to a new investment advisory agreement effective February 14, 2001, CSAM became the Fund's sole investment adviser and the advisory fee payable to CSAM increased to .35% of the Fund's average daily net assets. For its investment advisory services for New York Tax Exempt CSAM receives a fee, calculated at an annual rate of .25% of the Fund's average daily net assets. For the six months

CREDIT SUISSE WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS NOTES TO FINANCIAL STATEMENTS (cont'd)
June 30, 2001 (Unaudited)

ended June 30, 2001, investment advisory fees and voluntary waivers were as follows:

                                            GROSS                         NET
           FUND                          ADVISORY FEE     WAIVER     ADVISORY FEE
           ----                          ------------     ------     ------------
           Cash Reserve                    $594,498      $(61,713)     $532,785
           New York Tax Exempt              232,108       (10,099)      222,009

   BlackRock Institutional Management Corporation ("BIMC"), a majority-owned subsidiary of PNC Financial Services Group, Inc., serves as New York Tax Exempt's sub-investment adviser and co-administrator. For its sub-investment advisory and co-administrative services, BIMC receives a fee, exclusive of out-of-pocket expenses, calculated at an annual rate of .25% of the Fund's average daily net assets. For the period ended February 13, 2001, BIMC served as Cash Reserve's sub-investment adviser and co-administrator. For its sub-investment advisory and co-administrative services, BIMC received a fee, exclusive of out-of-pocket expenses, calculated at an annual rate of .25% of the Fund's average daily net assets. In connection with the new investment advisory agreement, BIMC was terminated as Cash Reserve's sub-investment adviser and co-administrator. For the six months ended June 30, 2001 for New York Tax Exempt and for the period ended February 13, 2001 for Cash Reserve, sub-investment advisory fees and co-administrative services fees were as follows:

                                      GROSS SUB-ADVISORY                     NET SUB-ADVISORY
                                              AND                                  AND
           FUND                       ADMINISTRATION FEE       WAIVER       ADMINISTRATION FEE
           ----                       ------------------       ------       ------------------
           Cash Reserve                    $129,266           $(48,480)          $80,786
           New York Tax Exempt              232,569           (105,759)          126,810

   Effective February 14, 2001 PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, Inc., was retained as co-administrator to Cash Reserve. For its administrative services, PFPC received a fee, exclusive of out-of-pocket expenses and subject to a minimum annual fee, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------           --------------------------------
           First $500 million                 .07% of average daily net assets
           Next $1 billion                    .06% of average daily net assets
           Over $1.5 billion                  .05% of average daily net assets

CREDIT SUISSE WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS NOTES TO FINANCIAL STATEMENTS (cont'd)
June 30, 2001 (Unaudited)

   For the period ended June 30, 2001, administrative services fees earned by PFPC (including out of pocket expenses) were $92,887.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as each Fund's co-administrator. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

   For the six months ended June 30, 2001, co-administrative service fees earned by CSAMSI were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ----                                     ---------------------
           Cash Reserve                                  $184,920
           New York Tax Exempt                             92,843

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares without compensation.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances is used to offset a portion of their transfer agent expense. For the six months ended June 30, 2001, the Funds received credits or reimbursements under this arrangement as follows:

           FUND                                            AMOUNT
           ----                                            ------
           Cash Reserve                                    $9,989
           New York Tax Exempt                              4,583

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the six months ended June 30, 2001, Merrill was paid by the Funds as follows:

           FUND                                            AMOUNT
           ----                                            ------
           Cash Reserve                                      $474
           New York Tax Exempt                                368

CREDIT SUISSE WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS NOTES TO FINANCIAL STATEMENTS (cont'd)
June 30, 2001 (Unaudited)

NOTE 3. CAPITAL SHARE TRANSACTIONS

   Each Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares of each Fund are classified as Advisor Class shares. Neither Fund currently offers Advisor Class shares. Transactions in shares of each Fund were as follows:

                                                   CASH RESERVE FUND                     NEW YORK TAX-EXEMPT FUND
                                         ------------------------------------     -------------------------------------
                                          FOR THE SIX                              FOR THE SIX
                                          MONTHS ENDED           FOR THE           MONTHS ENDED            FOR THE
                                         JUNE 30, 2001          YEAR ENDED        JUNE 30, 2001           YEAR ENDED
                                          (UNAUDITED)       DECEMBER 31, 2000      (UNAUDITED)        DECEMBER 31, 2000
                                         -------------      -----------------     -------------       -----------------
Shares sold                               834,734,573         3,124,804,878        227,409,915           398,494,447
Shares issued in reinvestment
  of dividends                              4,910,760            14,473,214          1,046,569             2,970,040
Shares redeemed                          (892,763,822)       (3,259,645,159)      (249,355,326)         (385,762,447)
                                         ------------        --------------       ------------          ------------
Net increase (decrease)                   (53,118,489)         (120,367,067)       (20,898,842)           15,702,040
                                         ============        ==============       ============          ============

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------
                                      CREDIT | ASSET
                                      SUISSE | MANAGEMENT



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